Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2021
Investments Debt And Equity Securities [Abstract]
Schedule of Marketable Securities
a.	Marketable securities:

	March 31,
	2021	2020
Short-term marketable securities	$418,480	$595,383
Long-term marketable securities	557,209	459,639
	$975,689	$1,055,022

Summary of Both Short-Term and Long-Term Marketable Securities

b.	The following is a summary of both short-term and long-term marketable securities by type:
	March 31,
	2021				2020
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Corporate bonds	$679,315	$4,823	$—	$684,138	$686,365	$(6,305)	$—	$680,060
Government securities	146,057	249	—	146,306	271,004	2,438	—	273,442
Commercial paper	47,934	4	—	47,938	45,329	(21)	—	45,308
Certificates of deposit	42,897	27	—	42,924	33,276	(78)	—	33,198
Municipal bonds	23,479	82	—	23,562	—	—	—	—
Preferred stock - equity instrument	10,475	—	77	10,553	7,099	—	(1,098)	6,001
Preferred stock - debt instrument	2,990	44	—	3,033	6,195	(1,129)	—	5,066
Other securities	17,115	120	—	17,235	12,129	(182)	—	11,947
Total marketable securities	$970,262	$5,350	$77	$975,689	$1,061,397	$(5,277)	$(1,098)	$1,055,022

Estimated Fair Value of Marketable Securities by Contractual Maturity	The estimated fair value of marketable securities as of March 31, 2021 and 2020, by contractual maturity, are as follows:
	March 31,
	2021		2020
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$956,797	$962,103	$1,044,537	$1,040,549
Matures in more than five years	2,990	3,033	9,761	8,472
	959,787	965,136	1,054,298	1,049,021
Investment at fair value through Profit & Loss	10,475	10,553	7,099	6,001
	$970,262	$975,689	$1,061,397	$1,055,022